                         PIA VARIABLE ANNUITY ACCOUNT I
                     THE PENN INSURANCE AND ANNUITY COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

                      CERTIFICATION PURSUANT TO RULE 497(j)
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                          FILE NOS. 33-83120; 811-08720

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-Effective Amendment No. 8 to the Registration Statement for Penn Mutual Variable Annuity Account III (File No. 33-83120) electronically filed on April 23, 2002, the most recent amendment to the Registration Statement.

                                      PIA Variable Annuity Account I
                                      By: The Penn Insurance and Annuity Company


Dated:  May 6, 2002                                  By: /s/ Kenneth J. Kussay
                                                        ------------------------
                                                     Kenneth J. Kussay